Significant Accounting Policies (Schedule Of Restructuring) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 2,238	$ 928
Charges (Reverse)		3,358
Sorting of long term components	547
Cash outlays	(1,788)	(2,048)
Ending Balance	997	2,238
Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	725	141
Charges (Reverse)		1,477
Cash outlays	(697)	(893)
Ending Balance	28	725
Repayments Of Grants [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		462
Charges (Reverse)		(462)
Lease Abandonment [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	937	298
Charges (Reverse)		1,580
Sorting of long term components	547
Cash outlays	(630)	(941)
Ending Balance	854	937
Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	576	27
Charges (Reverse)		763
Cash outlays	(461)	(214)
Ending Balance	$ 115	$ 576